Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 10.8	$ 11.0	$ 11.5